Deferred tax assets and liabilities - Summary of reconciliation of changes in deferred tax liability asset (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Changes in Deferred Tax Liability Asset [Line Items]
Beginning balance	$ 140,630	$ 213,883	$ 185,370
Recognized in income	(24,562)	(21,846)	26,906
Recognized in equity	11,259	(1,699)	1,607
Foreign exchange variance	17,608	(49,708)
Ending balance	144,935	140,630	213,883
Property and equipment (includes right-of-use)
Reconciliation Of Changes in Deferred Tax Liability Asset [Line Items]
Beginning balance	(669,164)	(557,793)	(556,061)
Recognized in income	(129,432)	(111,371)	(1,732)
Ending balance	(798,596)	(669,164)	(557,793)
Intangible assets [Member]
Reconciliation Of Changes in Deferred Tax Liability Asset [Line Items]
Beginning balance	(283,053)	(259,635)	(218,946)
Recognized in income	(33,126)	(23,418)	(40,689)
Ending balance	(316,179)	(283,053)	(259,635)
Inventory [Member]
Reconciliation Of Changes in Deferred Tax Liability Asset [Line Items]
Beginning balance	(39,444)	(37,266)	(32,653)
Recognized in income	(14,304)	(2,178)	(4,613)
Ending balance	(53,748)	(39,444)	(37,266)
Air traffic liability [Member]
Reconciliation Of Changes in Deferred Tax Liability Asset [Line Items]
Beginning balance	11,353	96,832	150,475
Recognized in income	(5,426)	(85,479)	(53,643)
Ending balance	5,927	11,353	96,832
Lease liabilities [member]
Reconciliation Of Changes in Deferred Tax Liability Asset [Line Items]
Beginning balance	593,273	499,655	475,139
Recognized in income	187,594	93,618	24,516
Ending balance	780,867	593,273	499,655
Provisions [Member]
Reconciliation Of Changes in Deferred Tax Liability Asset [Line Items]
Beginning balance	51,881	59,633	41,730
Recognized in income	12,560	(7,752)	17,903
Ending balance	64,441	51,881	59,633
Other items (including tax loss carry- forwards) [Member]
Reconciliation Of Changes in Deferred Tax Liability Asset [Line Items]
Beginning balance	475,784	412,457	325,686
Recognized in income	(42,428)	114,734	85,164
Recognized in equity	11,259	(1,699)	1,607
Foreign exchange variance	17,608	(49,708)
Ending balance	$ 462,223	$ 475,784	$ 412,457